DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt and Credit Facilities
DEBT AND CREDIT FACILITIES
LINES OF CREDIT
At December 31, 2016, Sempra Energy Consolidated had an aggregate of $4.3 billion in three primary committed lines of credit for Sempra Energy, Sempra Global and the California Utilities to provide liquidity and to support commercial paper, the principal terms of which we describe below. Available unused credit on these lines at December 31, 2016 was approximately $3 billion. Our foreign operations have additional general purpose credit facilities aggregating $1.7 billion at December 31, 2016. Available unused credit on these lines totaled $1 billion at December 31, 2016.

PRIMARY U.S. COMMITTED LINES OF CREDIT
(Dollars in millions)
	At December 31, 2016
	Total facility	Commercial paper outstanding	Letters of credit outstanding	Available unused credit
Sempra Energy(1)	$1,000	$—	$65	$935
Sempra Global(2)	2,335	1,181	—	1,154
California Utilities(3):
SDG&E	750	—	—	750
SoCalGas	750	62	—	688
Less: subject to a combined limit of $1 billion for both utilities	(500)	—	—	(500)
	1,000	62	—	938
Total	$4,335	$1,243	$65	$3,027
(1) The facility also provides for issuance of up to $400 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.
(2) Sempra Energy guarantees Sempra Global’s obligations under the credit facility.
(3) The facility also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $250 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit.

Related to the committed lines of credit in the table above:

▪	Each is a 5-year syndicated revolving credit agreement expiring in October 2020.

▪
Citibank N.A. serves as administrative agent for the Sempra Energy and Sempra Global facilities and JPMorgan Chase Bank, N.A. serves as administrative agent for the California Utilities combined facility.

▪	Each facility has a syndicate of 21 lenders. No single lender has greater than a 7-percent share in any facility.

▪
Sempra Energy, SDG&E and SoCalGas must maintain a ratio of indebtedness to total capitalization (as defined in each agreement) of no more than 65 percent at the end of each quarter. Each entity is in compliance with this and all other financial covenants under its respective credit facility at December 31, 2016.

▪
Borrowings bear interest at benchmark rates plus a margin that varies with Sempra Energy’s credit ratings in the case of the Sempra Energy and Sempra Global lines of credit, and with the borrowing utility’s credit rating in the case of the California Utilities line of credit.

▪
The California Utilities’ obligations under their agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

CREDIT FACILITIES IN SOUTH AMERICA AND MEXICO
(U.S. dollar equivalent in millions)
		At December 31, 2016
	Denominated in	Total facility	Amount outstanding		Available unused credit
Sempra South American Utilities(1):
Peru(2)	Peruvian sol	$392	$179	(3)	$213
Chile	Chilean peso	113	—		113
Sempra Mexico:
5-year revolver expiring in August 2020 with a syndicate of eight lenders	U.S. dollar	1,170	446		724
Total		$1,675	$625		$1,050
(1) The credit facilities were entered into to finance working capital and for general corporate purposes and expire between 2017 and 2019.
(2) The Peruvian facilities require a debt to equity ratio of no more than 170 percent, with which Peru is in compliance at December 31, 2016.
(3) Includes bank guarantees of $18 million.
WEIGHTED AVERAGE INTEREST RATES
The weighted average interest rates on the total short-term debt at Sempra Energy Consolidated were 1.51 percent and 1.09 percent at December 31, 2016 and 2015, respectively. At December 31, 2016, the weighted average interest rate on total short-term debt at SoCalGas was 0.75 percent. At December 31, 2015, the weighted average interest rate on total short-term debt at SDG&E was 1.01 percent.
LONG-TERM DEBT
The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2016	2015
SDG&E
First mortgage bonds (collateralized by plant assets):
Bonds at variable rates (1.151% at December 31, 2016) March 9, 2017	$140	$140
1.65% July 1, 2018(1)	161	161
3% August 15, 2021	350	350
1.914% payable 2015 through February 2022	197	232
3.6% September 1, 2023	450	450
2.5% May 15, 2026	500	—
6% June 1, 2026	250	250
5% payable 2015 through December 2027(2)	—	105
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	250
	4,349	3,989
Other long-term debt:
OMEC LLC variable-rate loan (5.2925% after floating-to-fixed rate swaps effective 2007),
payable 2013 through April 2019 (collateralized by OMEC plant assets)	305	315
Capital lease obligations:
Purchased-power agreements	239	243
Other	1	1
	545	559

	4,894	4,548
Current portion of long-term debt	(191)	(50)
Unamortized discount on long-term debt	(11)	(10)
Unamortized debt issuance costs	(34)	(33)
Total SDG&E	4,658	4,455

SoCalGas
First mortgage bonds (collateralized by plant assets):
5.45% April 15, 2018	250	250
1.55% June 15, 2018	250	250
3.15% September 15, 2024	500	500
3.2% June 15, 2025	350	350
2.6% June 15, 2026	500	—
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	350
4.45% March 15, 2044	250	250
	3,000	2,500
Other long-term debt (uncollateralized):
1.875% Notes payable 2016 through May 2026(1)	4	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	—	1
	9	14
	3,009	2,514
Current portion of long-term debt	—	(9)
Unamortized discount on long-term debt	(7)	(7)
Unamortized debt issuance costs	(20)	(17)
Total SoCalGas	2,982	2,481

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2016	2015
Sempra Energy
Other long-term debt (uncollateralized):
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective 2011 (4.77% at December 31, 2015)	$—	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
1.625% Notes October 7, 2019	500	—
2.4% Notes March 15, 2020	500	500
2.85% Notes November 15, 2020	400	400
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	350
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(3)	(2)
Build-to-suit lease(3)	137	136
Sempra South American Utilities
Other long-term debt (uncollateralized):
Chilquinta Energía – 4.25% Series B Bonds October 30, 2030	185	170
Luz del Sur
Bank loans 5.05% to 6.7% payable 2016 through December 2018	75	136
Corporate bonds at 4.75% to 8.75% payable 2014 through September 2029	346	292
Other bonds at 3.77% to 4.61% payable 2020 through May 2022	7	8
Capital lease obligations	6	6
Sempra Mexico
Other long-term debt (uncollateralized unless otherwise noted):
Notes February 8, 2018 at variable rates (2.66% after floating-to-fixed rate cross-currency
swaps effective 2013)	63	75
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	189	227
Notes at variable rates (4.63% after floating-to-fixed rate swaps effective 2014),
payable 2016 through December 2026, collateralized by plant assets	352	—
Bank loans including $254 at a weighted-average fixed rate of 6.67%, $187 at variable rates
(weighted-average rate of 6.29% after floating-to-fixed rate swaps effective 2014) and $40 at variable
rates (3.99% at December 31, 2016), payable 2016 through March 2032, collateralized by plant assets	481	—
Sempra Renewables
Other long-term debt (collateralized by project assets):
Loan at variable rates (2.625% at December 31, 2016) payable 2012 through December 2028
except for $64 at 3.668% after floating-to-fixed rate swaps effective June 2012(1)	84	91
Sempra LNG & Midstream
First mortgage bonds (Mobile Gas, collateralized by plant assets):
4.14% September 30, 2021(2)	—	20
5% September 30, 2031(2)	—	42
Other long-term debt (uncollateralized unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2026(1)	20	19
8.45% Notes payable 2012 through December 2017, collateralized by parent guarantee	6	11
3.1% Notes December 30, 2018, collateralized by plant assets(1)(2)	—	5
	7,548	7,086
Current portion of long-term debt	(722)	(848)
Unamortized discount on long-term debt	(10)	(10)
Unamortized premium on long-term debt	4	5
Unamortized debt issuance costs	(31)	(35)
Total other Sempra Energy	6,789	6,198
Total Sempra Energy Consolidated	$14,429	$13,134

(1)	Callable long-term debt not subject to make-whole provisions.

(2)	Early redemption or deconsolidated in 2016.

(3)	We discuss this lease in Note 15.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
	SDG&E	SoCalGas	Other Sempra Energy	Total Sempra Energy Consolidated
2017	$186	$—	$719	$905
2018	207	500	707	1,414
2019	321	—	1,096	1,417
2020	36	—	996	1,032
2021	385	—	113	498
Thereafter	3,519	2,509	3,777	9,805
Total	$4,654	$3,009	$7,408	$15,071

(1)	Excludes capital lease obligations, build-to-suit lease, market value adjustments for interest rate swaps, discounts, premiums and debt issuance costs.

Various long-term obligations totaling $6.5 billion at Sempra Energy at December 31, 2016 are unsecured. This includes unsecured long-term obligations totaling $9 million at SoCalGas. There were no unsecured long-term obligations at SDG&E.
CALLABLE LONG-TERM DEBT
At the option of Sempra Energy, SDG&E and SoCalGas, certain debt at December 31, 2016 is callable subject to premiums:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
	SDG&E	SoCalGas	Other Sempra Energy	Total Sempra Energy Consolidated
Not subject to make-whole provisions	$412	$4	$104	$520
Subject to make-whole provisions	3,797	3,005	6,042	12,844

In addition, the OMEC LLC project financing loan discussed in Note 1, with $305 million of outstanding borrowings at December 31, 2016, may be prepaid at the borrowers’ option.
FIRST MORTGAGE BONDS
The California Utilities issue first mortgage bonds secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds if in compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $4.5 billion of first mortgage bonds at SDG&E and $0.7 billion at SoCalGas at December 31, 2016.
In May 2016, SDG&E publicly offered and sold $500 million of 2.50-percent first mortgage bonds maturing in 2026. SDG&E used the proceeds from the offering to redeem, prior to a scheduled maturity in 2027, $105 million aggregate principal amount of 5-percent, tax-exempt industrial development revenue bonds, to repay outstanding commercial paper and for other general corporate purposes.
In June 2016, SoCalGas publicly offered and sold $500 million of 2.60-percent first mortgage bonds maturing in 2026. SoCalGas used the proceeds from the offering to repay outstanding commercial paper and for other general corporate purposes.
OTHER LONG-TERM DEBT
Sempra Energy
In October 2016, Sempra Energy publicly offered and sold $500 million of 1.625-percent, fixed-rate notes maturing in 2019. Sempra Energy used the proceeds from this offering to repay outstanding commercial paper.
Sempra South American Utilities
Luz del Sur has outstanding corporate bonds and bank loans that are denominated in the local currency. In July 2016, Luz del Sur publicly offered and sold $50 million of corporate bonds at 6.50 percent maturing in 2025. In January 2017, Luz del Sur also publicly issued and sold $50 million of corporate bonds at 6.375 percent, maturing in 2023.
Sempra Mexico
In September 2016, IEnova completed the acquisition of PEMEX’s 50-percent interest in GdC, as we discuss in Note 3. Pursuant to the agreement, IEnova assumed $364 million of long-term debt, including $49 million classified as current at the acquisition date. Principal and interest payments are due quarterly each year, and the loan fully matures in December 2026. The loan bears interest equal to LIBOR plus a spread of 2 percent to 2.75 percent, which varies over the term of the loan. To moderate exposure to interest rate and associated cash flow variability, GdC entered into floating-to-fixed interest rate swaps of the LIBOR component for the full loan amount, resulting in an all-in fixed rate of 2.63 percent plus the corresponding spread. The loan is collateralized by the TDF S. de R.L. de C.V. liquid petroleum gas pipeline and the San Fernando natural gas pipeline, which are wholly owned by GdC. The loan agreement contains various covenants, including maintaining a certain interest coverage ratio and a minimum members’ equity during the term of the loan. At December 31, 2016, GdC was in compliance with these and all other financial covenants.
In December 2016, IEnova completed the acquisition of Ventika, as we discuss in Note 3. Pursuant to the agreement, IEnova assumed $485 million of long-term debt, including $7 million classified as current at the acquisition date, of which $113 million fully matures in March 2024 and $372 million fully matures in March 2032. Principal and interest payments are due quarterly each year.
The long-term debt bears interest as follows:

INTEREST RATES ON VENTIKA LOANS AT DECEMBER 31, 2016
(Dollars in millions)
		Weighted-average
	Amount outstanding	Stated rate		Margin(1)	Total rate
Fixed rate loans	$254	3.64%		3.03%	6.67%

Variable rate loans, hedged	187	3.26%	(2)	3.03%	6.29%
Variable rate loans, unhedged	40	LIBOR		3.03%	3.99%
Total variable rate loans	227

Total long-term debt	$481				6.30%
(1) Margin varies between 3.03 percent to 3.93 percent over the term of the loan.
(2) Fixed LIBOR component after floating-to-fixed interest rate swap.

The loans are collateralized by project assets. The loan agreements contain various affirmative, negative and informational covenants. At December 31, 2016, Ventika was in compliance with all the covenants.
Sempra LNG & Midstream
In September 2016, Sempra LNG & Midstream completed the sale of EnergySouth, the parent company of Mobile Gas and Willmut Gas. Sempra LNG & Midstream received $318 million, net of $2 million cash sold, in cash proceeds, and the buyer assumed debt of $67 million, which included $20 million of 4.14 percent first mortgage bonds and $42 million of 5 percent first mortgage bonds at Mobile Gas, and $5 million of 3.1 percent notes at Willmut Gas. We discuss the sale of EnergySouth in Note 3.
INTEREST RATE SWAPS
We discuss our fair value and cash flow hedging interest rate swaps in Note 9.